COLUMBIA FUNDS SERIES TRUST I
                         COLUMBIA ASSET ALLOCATION FUND
                                 (THE "FUND")

              SUPPLEMENT TO THE PROSPECTUSES DATED FEBRUARY 1, 2007


Effective October 1, 2007, Lawrence W. Lin and Brian D. Neigut have joined as co-portfolio managers of the mid-cap growth stocks sleeve of the Fund.

The section of the prospectus entitled "Managing the Fund: Portfolio Managers" is hereby amended by adding the following:

Lawrence W. Lin, a vice president of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the mid-cap growth stocks category and has co-managed that portion of the Fund since October 2007. Mr. Lin joined the Advisor in December 2006 and has worked within the investment management industry since 1998.

Brian D. Neigut, a vice president of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the mid-cap growth stocks category and has co-managed that portion of the Fund since October 2007. Mr. Neigut joined Columbia Advisors in February 2007 and has worked within the investment management industry since 1995.







INT-47/135903-1007                                              October 1, 2007

                          COLUMBIA FUNDS SERIES TRUST I
                         COLUMBIA ASSET ALLOCATION FUND
                                  (THE "FUND")

  SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 1, 2007

Effective October 1, 2007, Lawrence W. Lin and Brian D. Neigut have joined as co-portfolio managers of the mid-cap growth stocks sleeve of the Fund. Unless stated otherwise, information is provided as of August 31, 2007.

     The information in the table under the heading "Portfolio Managers - Other Accounts Managed by Portfolio Managers" is hereby supplemented with the addition of the following:

---------------- ------------------------------ ----------------------------- -------------------------------
                     Other SEC-registered         Other pooled investment             Other accounts
                 open-end and closed-end funds            vehicles
---------------- ------------------------------ ----------------------------- -------------------------------
---------------- --------------- -------------- --------------- ------------- ---------------- --------------
                   Number of        Assets        Number of        Assets        Number of        Assets
                    accounts                       accounts                      accounts
---------------- --------------- -------------- --------------- ------------- ---------------- --------------
---------------- --------------- -------------- --------------- ------------- ---------------- --------------
Lawrence W. Lin        7            $1.975            1           $900,000          32         $132 million
                                    billion
---------------- --------------- -------------- --------------- ------------- ---------------- --------------
---------------- --------------- -------------- --------------- ------------- ---------------- --------------
Brian D. Neigut        7            $1.975            1           $900,000          30         $132 million
                                    billion
---------------- --------------- -------------- --------------- ------------- ---------------- --------------


The following is added to the table under the heading "Ownership of Securities":

------------------------------------ ----------------------------------------
         PORTFOLIO MANAGER            DOLLAR RANGE OF EQUITY SECURITIES IN
                                      THE FUND BENEFICIALLY OWNED
------------------------------------ ----------------------------------------
------------------------------------ ----------------------------------------
          Lawrence W. Lin                              $0
------------------------------------ ----------------------------------------
------------------------------------ ----------------------------------------
          Brian D. Neigut                              $0
------------------------------------ ----------------------------------------


 The following is added to the table under the heading "Compensation":

------------------------- ---------------------------------- -------------------------------------------
   PORTFOLIO MANAGER            PERFORMANCE BENCHMARK                        PEER GROUP
------------------------- ---------------------------------- -------------------------------------------
------------------------- ---------------------------------- -------------------------------------------
Lawrence W. Lin           60-40 Standard & Poor's 500 Index   Morningstar Moderate Allocation Category
                           Lehman Brothers Aggregate Bond
                                        Index
------------------------- ---------------------------------- -------------------------------------------
------------------------- ---------------------------------- -------------------------------------------
Brian D. Neigut           60-40 Standard & Poor's 500 Index   Morningstar Moderate Allocation Category
                           Lehman Brothers Aggregate Bond
                                        Index
------------------------- ---------------------------------- -------------------------------------------


INT-50/135906-1007                                              October 1, 2007

                          COLUMBIA FUNDS SERIES TRUST I
                          COLUMBIA MID CAP GROWTH FUND
                                  (THE "FUND")

               SUPPLEMENT TO THE PROSPECTUSES DATED JANUARY 1, 2007


Effective October 1, 2007, Lawrence W. Lin and Brian D. Neigut have joined as co-portfolio managers of the Fund.

The section of the prospectus entitled "Management: Management Fees and Portfolio Managers" is hereby amended to add Messrs. Lin and Neigut:

Lawrence W. Lin, a vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since October 2007. Mr. Lin joined Columbia Advisors in December 2006 and has worked within the investment management industry since 1998.

Brian D. Neigut, a vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since October 2007. Mr. Neigut joined Columbia Advisors in February 2007 and has worked within the investment management industry since 1995.


INT-47/136102-1007                                              October 1, 2007

                          COLUMBIA FUNDS SERIES TRUST I
                          COLUMBIA MID CAP GROWTH FUND
                                  (THE "FUND")

   SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 1, 2007

Effective October 1, 2007, Lawrence W. Lin and Brian D. Neigut have joined as co-portfolio managers of the Fund. Unless stated otherwise, information is provided as of August 31, 2007.

     The information in the table under the heading "Portfolio Managers - Other Accounts Managed by Portfolio Managers" is hereby supplemented with the addition of the following:

---------------- ------------------------------ ----------------------------- -------------------------------
                     Other SEC-registered         Other pooled investment             Other accounts
                 open-end and closed-end funds            vehicles
---------------- ------------------------------ ----------------------------- -------------------------------
---------------- --------------- -------------- --------------- ------------- ---------------- --------------
                   Number of        Assets        Number of        Assets        Number of        Assets
                    accounts                       accounts                      accounts
---------------- --------------- -------------- --------------- ------------- ---------------- --------------
---------------- --------------- -------------- --------------- ------------- ---------------- --------------
Lawrence W. Lin        7         $404 million         1           $900,000          32         $132 million
---------------- --------------- -------------- --------------- ------------- ---------------- --------------
---------------- --------------- -------------- --------------- ------------- ---------------- --------------
Brian D. Neigut        7         $404 million         1           $900,000          30         $132 million
---------------- --------------- -------------- --------------- ------------- ---------------- --------------


The following is added to the table under the heading "Ownership of Securities":

------------------------------------ ----------------------------------------
         PORTFOLIO MANAGER            DOLLAR RANGE OF EQUITY SECURITIES IN
                                      THE FUND BENEFICIALLY OWNED
------------------------------------ ----------------------------------------
------------------------------------ ----------------------------------------
          Lawrence W. Lin                              $0
------------------------------------ ----------------------------------------
------------------------------------ ----------------------------------------
          Brian D. Neigut                              $0
------------------------------------ ----------------------------------------


 The following is added to the table under the heading "Compensation":

------------------------- ---------------------------------- -------------------------------------------
   PORTFOLIO MANAGER            PERFORMANCE BENCHMARK                        PEER GROUP
------------------------- ---------------------------------- -------------------------------------------
------------------------- ---------------------------------- -------------------------------------------
Lawrence W. Lin               Russell Midcap Growth TR            Morningstar Mid Growth Category

------------------------- ---------------------------------- -------------------------------------------
------------------------- ---------------------------------- -------------------------------------------
Brian D. Neigut               Russell Midcap Growth TR            Morningstar Mid Growth Category

------------------------- ---------------------------------- -------------------------------------------




INT-50/135907-1007                                              October 1, 2007

                         COLUMBIA FUNDS SERIES TRUST I
                        COLUMBIA SMALL CAP GROWTH FUND I
                                  (THE "FUND")

            SUPPLEMENT TO THE PROSPECTUSES DATED JANUARY 1, 2007


Effective October 1, 2007, Lawrence W. Lin and Brian D. Neigut have joined as co-portfolio managers of the Fund.

The section of the prospectus entitled "Managing the Fund: Portfolio Managers" is hereby amended by adding the following:

Lawrence W. Lin, a vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since October 2007. Mr. Lin joined Columbia Advisors in December 2006 and has worked within the investment management industry since 1998.

Brian D. Neigut, a vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since October 2007. Mr. Neigut joined Columbia Advisors in February 2007 and has worked within the investment management industry since 1995.




INT-47/136002-1007                                             October 1, 2007

                          COLUMBIA FUNDS SERIES TRUST I
                        COLUMBIA SMALL CAP GROWTH FUND I
                                  (THE "FUND")

   SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 1, 2007

Effective October 1, 2007, Lawrence W. Lin and Brian D. Neigut have joined as co-portfolio managers of the Fund. Unless stated otherwise, information is provided as of August 31, 2007.

     The information in the table under the heading "Portfolio Managers - Other Accounts Managed by Portfolio Managers" is hereby supplemented with the addition of the following:

---------------- ------------------------------ ----------------------------- -------------------------------
                     Other SEC-registered         Other pooled investment             Other accounts
                 open-end and closed-end funds            vehicles
---------------- ------------------------------ ----------------------------- -------------------------------
---------------- --------------- -------------- --------------- ------------- ---------------- --------------
                   Number of        Assets        Number of        Assets        Number of        Assets
                    accounts                       accounts                      accounts
---------------- --------------- -------------- --------------- ------------- ---------------- --------------
---------------- --------------- -------------- --------------- ------------- ---------------- --------------
Lawrence W. Lin        7            $1.742            1           $900,000          32         $132 million
                                    billion
---------------- --------------- -------------- --------------- ------------- ---------------- --------------
---------------- --------------- -------------- --------------- ------------- ---------------- --------------
Brian D. Neigut        7            $1.742            1           $900,000          30         $132 million
                                    billion
---------------- --------------- -------------- --------------- ------------- ---------------- --------------


The following is added to the table under the heading "Ownership of Securities":

------------------------------------ ----------------------------------------
         PORTFOLIO MANAGER            DOLLAR RANGE OF EQUITY SECURITIES IN
                                      THE FUND BENEFICIALLY OWNED
------------------------------------ ----------------------------------------
------------------------------------ ----------------------------------------
          Lawrence W. Lin                              $0
------------------------------------ ----------------------------------------
------------------------------------ ----------------------------------------
          Brian D. Neigut                              $0
------------------------------------ ----------------------------------------


 The following is added to the table under the heading "Compensation":

------------------------- ---------------------------------- -------------------------------------------
   PORTFOLIO MANAGER            PERFORMANCE BENCHMARK                        PEER GROUP
------------------------- ---------------------------------- -------------------------------------------
------------------------- ---------------------------------- -------------------------------------------
Lawrence W. Lin                Russell 2000 Growth TR            Morningstar Small Growth Category

------------------------- ---------------------------------- -------------------------------------------
------------------------- ---------------------------------- -------------------------------------------
Brian D. Neigut                Russell 2000 Growth TR            Morningstar Small Growth Category

------------------------- ---------------------------------- -------------------------------------------

INT-50/136004-1007                                              October 1, 2007